Selling and marketing expenses	6 Months Ended
Jun. 30, 2023
Selling and marketing expenses
Selling and marketing expenses

10.Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the six months ended June 30, 2023 and 2022.

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Advertising costs	(125,289)	(88,289)
Employee benefits expenses	(3,846)	(3,000)
	(129,135)	(91,289)